Non-controlling interests	12 Months Ended
Dec. 31, 2017
Non-controlling interests Abstract
Non-controlling interests

28.   Non-controlling interests

Non-controlling interests include the net amount of the equity of subsidiaries attributable to equity instruments that do not belong, directly or indirectly, to the Bank, including the portion attributed to them of profit for the year.

a)Breakdown

The detail, by Group company, of Equity - Non-controlling interests is as follows:

	Millions of euros
	2017	2016	2015
Bank Zachodni WBK S.A.	1,901	1,653	1,685
Banco Santander (Brasil) S.A.	1,489	1,784	1,190
Santander Consumer USA Holdings Inc.	1,479	1,963	1,506
Grupo PSA	1,305	1,149	801
Banco Santander - Chile	1,209	1,204	1,037
Grupo Financiero Santander México, S.A.B. de C.V.	1,056	1,069	1,296
Grupo Metrovacesa	836	449	560
Other companies (*)	1,481	1,208	1,270
	10,756	10,479	9,345

Profit/(Loss) for the year attributable to non-controlling interests	1,588	1,282	1,368
Of which:
Santander Consumer USA Holdings Inc.	368	256	329
Banco Santander (Brasil) S.A.	288	194	296
Banco Santander - Chile	264	215	191
Grupo PSA	206	171	122
Grupo Financiero Santander México, S.A.B. de C.V.	194	190	201
Bank Zachodni WBK S.A.	160	148	154
Other companies	108	108	75
	12,344	11,761	10,713

(*)Includes an issue of perpetual equity instruments by Santander UK acquired by non-Group third parties.

b)Changes

The changes in Non-controlling interests are summarized as follows:

	Millions of euros
	2017	2016	2015
Balance at beginning of year	11,761	10,713	8,909
Other comprehensive income	(583)	374	(572)
Exchange differences	(653)	360	(520)
Cash flow hedge	(11)	45	(1)
Available for sale equity	(2)	(30)	22
Available for sale fixed income	71	38	(100)
Other	12	(39)	27
Which of: Other comprehensive income	—	—	6
Other	1,166	674	2,376
Profit attributable to non-controlling interests	1,588	1,282	1,368
Modification of participation rates	(819)	(28)	(168)
Change of perimeter	(39)	(197)	761
Dividends paid to minority shareholders	(665)	(800)	(461)
Changes in capital and others concepts	1,101	417	876
Balance at end of year	12,344	11,761	10,713

In 2015 the Group acquired 50% of Société Financière de Banque – SOFIB (currently PSA Banque France), PSA Finance UK Limited and PSA Financial Services Spain, E.F.C., S.A. (see Note 3), thereby generating an increase in the balance of Non-controlling interests of €462 million, €148 million and €181 million. Also, the acquisition of a 13.8% interest in Metrovacesa, S.A. from Banco Sabadell, S.A. generated a decrease in the balance of Non-controlling interests of €271 million.

During 2016, there was a decrease of €621 million in Non - controlling interests due to the operation of Metrovacesa, S.A. (See Note 3).

Additionally, during the year 2016, the Group incorporated the remaining geographies included in the PSA framework agreement (Netherlands, Belgium, Italy, Germany, Brazil and Poland) (see Note 3), generating an increase in the balance of Non - controlling interests of €410 million.

During the year 2017, the Group completed the acquisition of 9.65% of shares of Santander Consumer USA Holdings Inc. (See Note 3), which resulted in a reduction of €492 million in the balance of Non - controlling interests.

The foregoing changes are shown in the Consolidated statement of changes in total equity.

c)Other information

The financial information on the subsidiaries with significant non-controlling interests at December 31, 2017 is summarized below:

	Millions of euros (*)
			Grupo
	Banco		Financiero		Santander
	Santander	Banco	Santander	Bank	Consumer
	(Brasil)	Santander -	México,	Zachodni	USA
	S.A.	Chile	S.A.B de C.V.	WBK S.A.	Holdings Inc.
Total assets	161,690	50,355	58,203	32,171	33,162
Total liabilities	145,040	45,321	53,267	27,235	27,537
Net assets	16,650	5,034	4,936	4,936	5,625
Total gross income	14,273	2,523	3,460	1,419	4,257
Total profit	2,887	859	904	432	585

(*)Information prepared in accordance with the segment reporting criteria described in Note 52 and, therefore, it may not coincide with the information published separately by each entity.